Financial assets at amortized cost - Securities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 1,586,992	R$ 1,375,782
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	36,357	23,928
Government Securities [member]
IfrsStatementLineItems [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	23,639	12,570
Government Securities [member] | Chile [Member]
IfrsStatementLineItems [Line Items]
Expected loss			R$ 1
Government Securities [member] | Korea [Member]
IfrsStatementLineItems [Line Items]
Expected loss	2		4
Government Securities [member] | Spain [Member]
IfrsStatementLineItems [Line Items]
Expected loss	2	1	R$ 3
Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	12,718	11,358
Financial assets securities [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	219,315	147,746
Expected loss	(2,038)	(1,948)
Net amortized cost	217,277	145,798
Financial assets securities [Member] | Brazilian government securities [member]
IfrsStatementLineItems [Line Items]
Amortized cost	91,810	68,045
Expected loss	(30)	(37)
Net amortized cost	91,780	68,008
Financial assets securities [Member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Amortized cost	39,243	24,888
Expected loss	(11)	(7)
Net amortized cost	39,232	24,881
Financial assets securities [Member] | Government Securities [member] | Colombia [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	820	925
Expected loss	(1)	(1)
Net amortized cost	819	924
Financial assets securities [Member] | Government Securities [member] | Chile [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	4,805	828
Net amortized cost	4,805	828
Financial assets securities [Member] | Government Securities [member] | Korea [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	10,365	5,604
Expected loss	(2)
Net amortized cost	10,363	5,604
Financial assets securities [Member] | Government Securities [member] | Spain [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	9,924	6,132
Expected loss	(2)	(1)
Net amortized cost	9,922	6,131
Financial assets securities [Member] | Government Securities [member] | Mexico [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	13,246	11,377
Expected loss	(6)	(5)
Net amortized cost	13,240	11,372
Financial assets securities [Member] | Government Securities [member] | Paraguay [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	59
Net amortized cost	59
Financial assets securities [Member] | Government Securities [member] | Uruguay [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	24	22
Net amortized cost	24	22
Financial assets securities [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	88,262	54,813
Expected loss	(1,997)	(1,904)
Net amortized cost	86,265	52,909
Financial assets securities [Member] | Corporate Securities [Member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	26,129	5,906
Expected loss	(140)	(14)
Net amortized cost	25,989	5,892
Financial assets securities [Member] | Corporate Securities [Member] | Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	98	110
Expected loss		(1)
Net amortized cost	98	109
Financial assets securities [Member] | Corporate Securities [Member] | Real Estate Receivables Certificates [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	5,738	3,988
Expected loss	(4)	(1)
Net amortized cost	5,734	3,987
Financial assets securities [Member] | Corporate Securities [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	47,785	39,403
Expected loss	(1,835)	(1,883)
Net amortized cost	45,950	37,520
Financial assets securities [Member] | Corporate Securities [Member] | Eurobonds and others [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	118	457
Expected loss		(2)
Net amortized cost	118	455
Financial assets securities [Member] | Corporate Securities [Member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	113	51
Net amortized cost	113	51
Financial assets securities [Member] | Corporate Securities [Member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	7,363	4,219
Expected loss	(13)	(2)
Net amortized cost	7,350	4,217
Financial assets securities [Member] | Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Amortized cost	918	679
Expected loss	(5)	(1)
Net amortized cost	R$ 913	R$ 678